Related Party Transactions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS

Note 5. Related Party Transactions

Due to related party

The amounts due to related party represent legal fees previously invoiced and paid on behalf of the Company by Avalanche Treasury Company LLC, an affiliate and related party. As of March 31, 2026 and December 31, 2025, $1,578,524 and $1,423,849, respectively, was recorded in due to related party on the balance sheet.

Note 5.     Related Party Transactions

Due to related party

The amounts due to related party represent legal fees previously invoiced and paid on behalf of the Company by Avalanche Treasury Company LLC, an affiliate and related party. As of December 31, 2025, $1,423,849 was recorded in due to related party on the balance sheet.

Mountain Lake Acquisition Corp.
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On June 27, 2024, the Sponsor made a capital contribution of $25,000 to cover certain expenses on behalf of the Company in exchange for issuance of 7,187,500 Class B ordinary shares (the “Founder Shares”). Subsequently, on December 12, 2024, the Company, through a share capitalization, issued an additional 359,375 Founder Shares to the Sponsor, resulting in an aggregate of 7,546,875 Founder Shares issued and outstanding. The holders of the Founder Shares agreed to forfeit and cancel up to an aggregate of 984,375 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional Units is not exercised in full by the underwriters. The forfeiture will be adjusted to the extent that the option to purchase additional Units is not exercised in full by the underwriters so that the Founder Shares will represent approximately 23.2% of all of the Company’s issued and outstanding shares after the Initial Public Offering. On December 16, 2024, the underwriters partially exercised their over-allotment option as part of the closing of the Initial Public Offering and forfeited their option to exercise the remaining over-allotment option. As such, 359,375 Founder Shares were forfeited.

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Sponsor, each of whom will be subject to the same transfer restrictions) until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances as described herein. Any permitted transferees will be subject to the same restrictions and other agreements of the Initial Shareholders with respect to any Founder Shares. Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock- up.

Due to Sponsor

As of March 31, 2026 and December 31, 2025, the Company owed the Sponsor $688 in connection with the overfunding of the private placement, offset by the payments made on behalf of the Sponsor.

Related Party Loans

On June 27, 2024, the Sponsor agreed to loan the Company up to $200,000 (as amended to $300,000 on September 23, 2024) pursuant to a promissory note (the “Note”). The Note is non-interest bearing, unsecured and due on the earlier of December 31, 2024, the closing of the Proposed Public Offering, or the date the Company determines not to proceed with the Proposed Public Offering. On December 31, 2024, the Company repaid the total outstanding balance of the note amounting to $275,193. Borrowings under the note are no longer available.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to,loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be converted into units of the post-Business Combination entity at a price of $10.00 per Unit. The units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of March 31, 2026 and December 31, 2025, the Company had no borrowings under the Working Capital Loans.

Services Agreement

The Company agreed, commencing on the closing of Initial Public Offering through the earlier of consummation of the initial Business Combination and the liquidation, to pay the Chairman and Chief Executive Officer and the President and Chief Financial Officer, a total of up to $20,000 per month for their services as executive officers and directors of the Company. For the three months ended March 31, 2026, the Company incurred and paid $60,000 of fees for these services. For the three months ended March 31, 2025, the Company incurred $60,000 of fees for these services.

NOTE 5 — RELATED PARTY TRANSACTIONS

Founder Shares

On June 27, 2024, the Sponsor made a capital contribution of $25,000 to cover certain expenses on behalf of the Company in exchange for issuance of 7,187,500 Class B ordinary shares (the “Founder Shares”). Subsequently, on December 12, 2024, the Company, through a share capitalization, issued an additional 359,375 Founder Shares to the Sponsor, resulting in an aggregate of 7,546,875 Founder Shares issued and outstanding. The holders of the Founder Shares agreed to forfeit and cancel up to an aggregate of 984,375 Founder Shares, on a pro rata basis, to the extent that the option to purchase additional Units is not exercised in full by the underwriters. The forfeiture will be adjusted to the extent that the option to purchase additional Units is not exercised in full by the underwriters so that the Founder Shares will represent approximately 23.2% of all of the Company’s issued and outstanding shares after the Initial Public Offering. On December 16, 2024, the underwriters partially exercised their over-allotment option as part of the closing of the Initial Public Offering and forfeited their option to exercise the remaining over-allotment option. As such, 359,375 Founder Shares were forfeited.

With certain limited exceptions, the Founder Shares are not transferable, assignable or salable (except to the Company’s officers and directors and other persons or entities affiliated with the Sponsor, each of whom will be subject to the same transfer restrictions) until the earlier to occur of (i) one year after the completion of the initial Business Combination or (ii) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; except to certain permitted transferees and under certain circumstances as described herein. Any permitted transferees will be subject to the same restrictions and other agreements of the Initial Shareholders with respect to any Founder Shares. Notwithstanding the foregoing, if (1) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (2) if the Company consummates a transaction after the initial Business Combination which results in the shareholders having the right to exchange their shares for cash, securities or other property, the Founder Shares will be released from the lock- up.

Due to Sponsor

As of December 31, 2025 and 2024, the Company owed the Sponsor $688 and $3,183 in connection with the overfunding of the private placement, respectively, offset by the payments made on behalf of the Sponsor.

Related Party Loans

On June 27, 2024, the Sponsor agreed to loan the Company up to $200,000 (as amended to $300,000 on September 23, 2024) pursuant to a promissory note (the “Note”). The Note is non-interest bearing, unsecured and due on the earlier of December 31, 2024, the closing of the Proposed Public Offering, or the date the Company determines not to proceed with the Proposed Public Offering. On December 31, 2024, the Company repaid the total outstanding balance of the note amounting to $275,193. Borrowings under the note are no longer available.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor, members of the Company’s founding team or any of their affiliates may, but are not obligated to,loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be converted into units of the post-Business Combination entity at a price of $10.00 per Unit. The units would be identical to the Private Placement Units. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2025 and 2024, the Company had no borrowings under the Working Capital Loans.

Services Agreement

The Company agreed, commencing on the closing of Initial Public Offering through the earlier of consummation of the initial Business Combination and the liquidation, to pay the Chairman and Chief Executive Officer and the President and Chief Financial Officer, a total of up to $20,000 per month for their services as executive officers and directors of the Company. For the year ended December 31, 2025, the Company incurred and paid an expense of $240,000 of fees for these services. For the period from June 14, 2024 (inception) through December 31, 2024, no fees were incurred for these services.